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Stradley Ronon Stevens & Young, LLP

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1933 Act Rule 497(j)
1933 Act File No. 333-111986
1940 Act File No. 811-21475

May 16, 2011

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549-0505

Re:	RBC Funds Trust
File Nos. 333-111986 and 811-21475

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information relating to the RBC U.S. Long Corporate Fund, RBC U.S. Investment Grade Corporate Fund, RBC U.S. High Yield Corporate Fund, RBC U.S. PRisM 1 Fund, RBC U.S. PRisM 2 Fund, RBC U.S. PRisM 3 Fund, RBC U.S. Inflation-Linked Fund and RBC U.S. Securitized Asset Fund, each a series of RBC Funds Trust, that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 38 filed electronically with the U.S. Securities and Exchange Commission on May 10, 2011.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number or to Michael P. O’Hare (215) 564-8198 in my absence.

Very truly yours,

/s/Katherine R. Mason
Katherine R. Mason